Other income net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income (Expenses)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2012	2013	2014
Interest income	$3,302,882	$3,298,083	$2,599,279
Sale of E-Roda trademark	1,942,682	—	—
Investment gain	601,793	308,160	—
Others	(92,340)	(58,836)	(455,729)

	$5,755,017	$3,547,407	$2,143,550